Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories
Schedule of inventories, net of provision for excess and obsolete inventories

	December 31,
	2024	2023

	(in US$’000)
Raw materials	24,349	26,784
Finished goods	26,051	23,474
	50,400	50,258